Note 5 - Accounts and Grants Receivable - Schedule of Receivables (Details) - CAD ($)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Trade receivable	$ 816,226	$ 913,458
Government grants receivable (Note 13)	22,276		$ 22,556
Current Trade and Grants Receivable	$ 838,502	$ 913,458